Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating Lease, Expense	$ 720
Operating Lease, Payments	746
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	416
Operating Lease, Right-of-Use Asset	2,599	$ 2,600	$ 0
Operating Lease, Liability, Current	544		0
Operating Lease, Liability, Noncurrent	2,144		0
Operating Lease, Liability	$ 2,688	$ 2,700
Operating Lease, Weighted Average Remaining Lease Term	7 years 10 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent	3.50%
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	$ 641
Lessee, Operating Lease, Liability, Payments, Due Year Two	542
Lessee, Operating Lease, Liability, Payments, Due Year Three	410
Lessee, Operating Lease, Liability, Payments, Due Year Four	306
Lessee, Operating Lease, Liability, Payments, Due Year Five	234
Lessee, Operating Lease, Liability, Payments, Due after Year Five	1,014
Lessee, Operating Lease, Liability, Payments, Due	3,147
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	459
Operating Leases, Future Minimum Payments Due			2,900
Operating Leases, Future Minimum Payments Due, Next Twelve Months			683
Operating Leases, Future Minimum Payments, Due in Two Years			544
Operating Leases, Future Minimum Payments, Due in Three Years			407
Operating Leases, Future Minimum Payments, Due in Four Years			301
Operating Leases, Future Minimum Payments, Due in Five Years			235
Operating Leases, Future Minimum Payments, Due Thereafter			$ 746
Accrued Liabilities [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Liability, Current	$ 544